Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020 USD ($) Integer shares	Dec. 31, 2019 USD ($) shares	Jan. 02, 2019
Accounting Policies [Abstract]
Number of reportable segments | Integer		1
Warranty reserve
Statutory federal income tax rate		21.00%	21.00%
Federal income tax description		On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act ("the Tax Act") which significantly changed U.S. tax law. The Tax Act lowered the Company's statutory federal income tax rate from a maximum of 39% to a rate of 21% effective January 1, 2018.
Cash equivalents
Advertising costs		$ 2,043,735	$ 73,281
Useful lives finite-lived intangible assets	20 years	20 years
Potentially dilutive shares outstanding | shares		30,083,230	13,287,548
Weighted-average incremental borrowing rate		11.98%		11.98%